First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 94.4%
	Angola – 1.2%
1,160,000	Angolan Government International Bond (USD) (b)	9.50%	11/12/25	$1,217,153
	Argentina – 2.4%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	138,858
3,190,432	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/30	1,074,378
4,314,772	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/35	1,296,632
				2,509,868
	Armenia – 0.7%
780,000	Republic of Armenia International Bond (USD) (d)	3.95%	09/26/29	742,030
	Australia – 4.9%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	5,128,601
	Bahamas – 1.5%
1,500,000	Bahamas Government International Bond (USD) (d)	8.95%	10/15/32	1,601,250
	Bahrain – 1.0%
1,050,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	1,045,038
	Belarus – 1.4%
500,000	Republic of Belarus Ministry of Finance (USD) (b)	5.88%	02/24/26	481,029
1,100,000	Republic of Belarus Ministry of Finance (USD) (b)	6.38%	02/24/31	1,022,252
				1,503,281
	Benin – 0.3%
279,000	Benin Government International Bond (EUR) (d)	6.88%	01/19/52	328,518
	Brazil – 3.8%
7,030,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	1,324,093
14,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	2,642,606
				3,966,699
	Canada – 5.2%
5,881,000	Canadian Government Bond (CAD)	8.00%	06/01/23	5,459,217
	Dominican Republic – 1.7%
56,700,000	Dominican Republic International Bond (DOP) (b)	9.75%	06/05/26	1,081,812
770,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	740,355
				1,822,167
	Ecuador – 0.7%
763,820	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/30	448,752
725,460	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	315,575
				764,327
	Egypt – 3.2%
380,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	379,601
1,730,000	Egypt Government International Bond (USD) (d)	7.90%	02/21/48	1,633,926
22,000,000	Egypt Treasury Bills (EGP)	(e)	06/29/21	1,361,044
				3,374,571
	El Salvador – 0.9%
580,000	El Salvador Government International Bond (USD) (b)	5.88%	01/30/25	581,305
294,000	El Salvador Government International Bond (USD) (d)	9.50%	07/15/52	313,845
				895,150

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ghana – 2.0%
912,000	Ghana Government International Bond (USD) (d)	7.75%	04/07/29	$905,160
1,220,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	1,202,070
				2,107,230
	Indonesia – 3.2%
44,069,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,329,280
	Iraq – 1.5%
1,300,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	1,297,289
306,250	Iraq International Bond (USD) (b)	5.80%	01/15/28	290,463
				1,587,752
	Italy – 2.5%
1,600,000	Italy Buoni Poliennali Del Tesoro (EUR) (b)	7.25%	11/01/26	2,622,333
	Japan – 6.5%
419,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	3,821,475
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	3,010,578
				6,832,053
	Kenya – 0.4%
390,000	Kenya Government International Bond (USD) (b)	6.88%	06/24/24	429,651
	Malaysia – 2.9%
11,800,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	2,997,550
	Mexico – 5.9%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,118,863
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	2,982,648
22,120,000	Mexican Bonos (MXN)	7.75%	05/29/31	1,154,307
18,260,000	Mexican Bonos (MXN)	7.75%	11/13/42	903,164
				6,158,982
	New Zealand – 1.2%
1,694,000	New Zealand Government Bond (NZD) (b)	2.75%	04/15/25	1,278,629
	Nigeria – 0.5%
513,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	498,867
	Norway – 0.9%
7,511,000	Norway Government Bond (NOK) (b) (d)	1.75%	02/17/27	906,740
	Oman – 2.0%
2,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	2,077,477
	Peru – 1.6%
6,010,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	1,730,065
	Poland – 8.3%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,818,203
17,670,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	4,857,701
				8,675,904
	Portugal – 1.4%
1,088,000	Portugal Obrigacoes do Tesouro OT (EUR) (b) (d)	5.65%	02/15/24	1,502,077

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Russia – 9.6%
412,000,000	Russian Federal Bond - OFZ (RUB)	7.60%	07/20/22	$5,608,426
279,957,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	3,748,521
50,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	697,804
				10,054,751
	Saudi Arabia – 1.1%
1,045,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,193,871
	South Africa – 4.5%
84,450,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	4,678,605
	Spain – 2.5%
1,713,000	Spain Government Bond (EUR) (b) (d)	5.90%	07/30/26	2,669,218
	Ukraine – 2.3%
900,000	Ukraine Government International Bond (EUR) (d)	6.75%	06/20/26	1,135,369
490,000	Ukraine Government International Bond (USD) (b)	7.38%	09/25/32	494,151
716,000	Ukraine Government International Bond (USD) (d)	(e)	05/31/40	740,630
				2,370,150
	United Kingdom – 4.1%
900,000	United Kingdom Gilt (GBP) (b)	6.00%	12/07/28	1,733,306
1,095,000	United Kingdom Gilt (GBP) (b)	4.25%	12/07/49	2,541,958
				4,275,264
	Uzbekistan – 0.6%
623,000	Republic of Uzbekistan Bond (USD) (d)	3.70%	11/25/30	607,014
	Total Foreign Sovereign Bonds and Notes			98,941,333
	(Cost $102,733,928)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 27.2%
	Barbados – 0.7%
750,000	Sagicor Finance 2015 Ltd. (USD) (d)	8.88%	08/11/22	766,009
	Brazil – 3.8%
440,000	Banco do Brasil S.A. (USD) (b) (g)	6.25%	(h)	433,532
227,000	BRF S.A. (USD) (b)	4.88%	01/24/30	231,926
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	225,191
449,000	CSN Resources S.A. (USD) (d)	7.63%	02/13/23	466,403
220,000	CSN Resources S.A. (USD) (b)	7.63%	04/17/26	234,277
650,000	GTL Trade Finance, Inc. (USD) (b)	7.25%	04/16/44	871,975
438,000	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	430,237
500,000	Itau Unibanco Holding S.A. (USD) (b) (g)	4.63%	(h)	469,100
1,550,000	OAS Finance Ltd. (USD) (g) (i) (j) (k)	8.88%	(h)	11,625
460,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	3,450
75,020	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (b)	6.35%	12/01/21	74,645
556,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	586,958
				4,039,319
	China – 1.4%
450,000	China Evergrande Group (USD) (b)	11.50%	01/22/23	421,865
620,000	Kaisa Group Holdings Ltd. (USD) (b)	11.25%	04/16/25	609,150
400,000	Zhenro Properties Group Ltd. (USD) (b)	9.15%	05/06/23	418,984
				1,449,999

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	Democratic Republic of Congo – 0.5%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	$481,809
	Dominican Republic – 1.3%
1,350,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (d)	7.95%	05/11/26	1,406,133
	Ecuador – 0.4%
482,879	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	469,493
	Georgia – 0.5%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	576,199
	Honduras – 0.4%
396,000	Inversiones Atlantida S.A. (USD) (d)	8.25%	07/28/22	404,666
	India – 2.5%
475,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	524,994
150,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	2,147,957
				2,672,951
	Indonesia – 0.6%
560,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	589,400
	Israel – 0.5%
480,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	483,900
	Mexico – 2.5%
400,000	BBVA Bancomer S.A. (USD) (b) (g)	5.13%	01/18/33	412,518
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	1,018,272
570,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	532,665
750,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	658,545
				2,622,000
	Nigeria – 2.1%
600,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	649,500
770,000	SEPLAT Petroleum Development Co., PLC (USD) (d)	9.25%	04/01/23	787,806
721,000	SEPLAT Petroleum Development Co., PLC (USD) (d)	7.75%	04/01/26	723,704
				2,161,010
	Oman – 1.1%
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	414,750
652,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	716,426
				1,131,176
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	548,753
	Russia – 0.5%
500,000	Sovcombank Via SovCom Capital DAC (USD) (d) (g)	7.75%	(h)	506,250
	Saudi Arabia – 0.6%
554,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	597,458
	Singapore – 0.5%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	511,742

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	South Africa – 2.3%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	$548,789
1,257,000	Liquid Telecommunications Financing Plc (USD) (d)	5.50%	09/04/26	1,326,135
550,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	592,900
				2,467,824
	Trinidad And Tobago – 0.8%
820,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	842,767
	Turkey – 1.6%
500,000	Akbank T.A.S. (USD) (b) (g)	7.20%	03/16/27	485,263
740,000	TC Ziraat Bankasi AS (USD) (d)	5.38%	03/02/26	688,173
484,000	Turkiye Vakiflar Bankasi TAO (USD) (b)	6.00%	11/01/22	479,053
				1,652,489
	Ukraine – 1.1%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	500,099
570,000	Metinvest BV (USD) (d)	8.50%	04/23/26	637,938
				1,138,037
	United Arab Emirates – 0.5%
480,000	MAF Global Securities Ltd. (USD) (b) (g)	5.50%	(h)	488,053
	Zambia – 0.5%
490,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	506,538
	Total Foreign Corporate Bonds and Notes			28,513,975
	(Cost $29,484,101)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 14.9%
$9,156,000	United States Treasury Note	2.38%	05/15/29	9,724,852
4,695,000	United States Treasury Note	3.75%	11/15/43	5,863,156
	Total U.S. Government Bonds and Notes			15,588,008
	(Cost $14,837,126)

Total Investments – 136.5%	143,043,316
(Cost $147,055,155) (l)
Outstanding Loans – (40.5)%	(42,442,158)
Net Other Assets and Liabilities – 4.0%	4,208,212
Net Assets – 100.0%	$104,809,370

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2021	Sale Value as of 3/31/2021	Unrealized Appreciation/ (Depreciation)
06/02/21	BAR	CNY	39,906,000	USD	5,706,731	$ 5,604,130	$ 5,706,731	$ (102,601)
04/14/21	DB	EUR	1,853,000	USD	2,251,284	2,173,644	2,251,284	(77,640)
04/14/21	DB	ZAR	37,404,000	USD	2,529,082	2,529,301	2,529,082	219
04/14/21	BAR	USD	5,761,264	AUD	7,456,000	5,761,264	5,663,657	97,607
06/02/21	DB	USD	1,969,998	BRL	10,900,000	1,969,998	1,928,285	41,713
04/14/21	BAR	USD	4,950,471	CAD	6,296,000	4,950,471	5,010,096	(59,625)
04/14/21	CIT	USD	2,284,756	EUR	1,885,000	2,284,756	2,211,181	73,575
04/14/21	BAR	USD	2,249,563	EUR	1,853,000	2,249,563	2,173,644	75,919
04/14/21	CIT	USD	1,908,734	MXN	39,447,000	1,908,734	1,927,009	(18,275)
04/14/21	BAR	USD	3,997,983	NZD	5,550,000	3,997,983	3,876,016	121,967
04/14/21	BAR	USD	2,202,473	PLN	8,230,000	2,202,473	2,082,670	119,803
06/02/21	DB	USD	1,939,534	RUB	143,350,000	1,932,650	1,881,010	51,640
04/14/21	CIT	USD	2,852,867	TRY	23,636,000	2,852,867	2,831,629	21,238
04/14/21	CIT	USD	2,403,580	ZAR	37,404,000	2,444,671	2,529,301	(84,630)
Net Unrealized Appreciation (Depreciation)								$260,910

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2021.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2021, securities noted as such amounted to $35,826,999 or 34.2% of net assets.
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,994,460 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,745,389. The net unrealized depreciation was $3,750,929. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 98,941,333	$ —	$ 98,941,333	$ —
Foreign Corporate Bonds and Notes*	28,513,975	—	28,513,975	—
U.S. Government Bonds and Notes	15,588,008	—	15,588,008	—
Total Investments	143,043,316	—	143,043,316	—
Forward Foreign Currency Contracts	603,681	—	603,681	—
Total	$ 143,646,997	$—	$ 143,646,997	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (342,771)	$ —	$ (342,771)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of March 31, 2021, the Fund held restricted securities as shown in the following table that ASII has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AAA	16.2%
AA	3.6
AA-	3.0
A+	6.0
A	6.1
A-	5.2
BBB+	5.4
BBB	10.8
BBB-	3.9
BB+	2.1
BB	7.1
BB-	9.3
B+	5.1
B	8.6
B-	3.1
CCC+	3.3
Not Rated	1.2
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	80.1%
Banks	4.6
Integrated Oils	1.9
Metals & Mining	1.9
Exploration & Production	1.8
Utilities	1.7
Real Estate	1.4
Power Generation	1.0
Wireline Telecommunication Services	0.9
Refining & Marketing	0.7
Life Insurance	0.5
Wireless Telecommunication Services	0.5
Industrial Other	0.5
Software & Services	0.5
Chemicals	0.4
Oil & Gas Services & Equipment	0.4
Retail - Consumer Staples	0.3
Manufactured Goods	0.3
Transportation & Logistics	0.3
Food & Beverage	0.3
Total	100.0%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	59.9%
RUB	5.7
JPY	4.8
PLN	4.6
EUR	4.2
CNY	3.9
MXN	3.7
ZAR	3.3
GBP	3.0
IDR	2.3
MYR	2.1
INR	1.5
BRL	1.4
PEN	1.2
EGP	0.9
DOP	0.8
NOK	0.6
CAD	0.3
AUD	(0.4)
NZD	(1.8)
TRY	(2.0)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand